THE ADVISORS' INNER CIRCLE FUND

                            CAMBIAR OPPORTUNITY FUND
                       CAMBIAR INTERNATIONAL EQUITY FUND
                         CAMBIAR AGGRESSIVE VALUE FUND

                         SUPPLEMENT DATED JUNE 28, 2011
                                     TO THE
INVESTOR CLASS SHARES AND INSTITUTIONAL CLASS SHARES PROSPECTUSES DATED SEPTEMBER 1, 2010.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES DATED SEPTEMBER 1, 2010 ("THE PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

IN THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION OF THE PROSPECTUSES FOR THE CAMBIAR OPPORTUNITY FUND, THE FOLLOWING PARAGRAPH REPLACES THE FIRST PARAGRAPH ON PAGE 2 OF THE INVESTOR CLASS SHARES PROSPECTUS AND PAGE 8 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS:

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. Normally, the Fund invests at least 65% of its net assets in common stocks of companies with market capitalizations over $1 billion at the time of purchase. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

IN THE "PRINCIPAL RISKS OF INVESTING IN THE FUND" SECTION OF THE PROSPECTUSES FOR THE CAMBIAR OPPORTUNITY FUND, THE FOLLOWING FOUR PARAGRAPHS SHOULD BE INSERTED AFTER THE SECOND PARAGRAPH ON PAGE 3 OF THE INVESTOR CLASS SHARES
PROSPECTUS  AND  PAGE  9  OF  THE  INSTITUTIONAL  CLASS  SHARES  PROSPECTUS:

Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss).
Over-the-counter  options  also  involve  counterparty  risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying reference instrument).

IN THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION OF THE PROSPECTUS FOR THE CAMBIAR INTERNATIONAL EQUITY FUND, THE FOLLOWING REPLACES THE FIRST PARAGRAPH ON PAGE 7 OF THE INVESTOR CLASS SHARES PROSPECTUS:

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The Fund normally seeks to achieve its goal by investing at least 80% of its net assets in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

In selecting investments for the Fund, the Fund's adviser, Cambiar Investors LLC ("Cambiar" or the "Adviser"), focuses predominantly on medium to large market capitalization equity securities of non-U.S. companies, foreign companies with U.S.-only listings and some U.S. corporations where the preponderance of business activity lies outside the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest, without limit, in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases American Depositary Receipt listings ("ADRs") of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

IN THE "PRINCIPAL RISKS OF INVESTING IN THE FUND" SECTION OF THE PROSPECTUS FOR THE CAMBIAR INTERNATIONAL EQUITY FUND, THE FOLLOWING FOUR PARAGRAPHS SHOULD BE INSERTED AFTER THE FIFTH PARAGRAPH ON PAGE 9 OF THE INVESTOR CLASS SHARES
PROSPECTUS:

Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss).
Over-the-counter  options  also  involve  counterparty  risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying reference instrument).

IN  THE  "PRINCIPAL  INVESTMENT  STRATEGIES"  SECTION  OF THE PROSPECTUS FOR THE
CAMBIAR AGGRESSIVE VALUE FUND, THE FOLLOWING REPLACES THE FIRST PARAGRAPH ON PAGE 18:

Normally, the Fund invests at least 65% of its net assets in equity securities of U.S. and non-U.S. companies within any market capitalization range. The equity securities in which the Fund will invest may include convertible securities. The Fund may also sell securities short as part of its investment strategy. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, to address tax considerations, or as an alternative to selling a security short.

IN THE "PRINCIPAL RISKS OF INVESTING IN THE FUND" SECTION OF THE PROSPECTUS FOR THE CAMBIAR AGGRESSIVE VALUE FUND, THE FOLLOWING FOUR PARAGRAPHS REPLACES THE SEVENTH, EIGHTH AND NINTH PARAGRAPHS ON PAGES 21 AND 22 OF THE INVESTOR CLASS SHARES PROSPECTUS:

Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss).
Over-the-counter  options  also  involve  counterparty  risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying reference instrument).

IN THE "OTHER INVESTMENT PRACTICES AND STRATEGIES" SECTION OF THE PROSPECTUSES FOR THE FUNDS, THE FOLLOWING PARAGRAPH REPLACES THE SECOND PARAGRAPH ON PAGE 39 OF THE INVESTOR CLASS SHARES PROSPECTUS AND PAGE 26 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS:

DERIVATIVES

The Funds may invest in derivatives, a category of investments that includes forward foreign currency exchange contracts, futures, options and swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, to address tax considerations, or as an alternative to selling a security short. Forward foreign currency exchange contracts, futures, options and swaps are called derivatives because their value is based on an underlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the Funds' gains or losses. There are various factors that affect each Fund's ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Funds buy or sell. The Funds could be negatively affected if the change in market value of their securities fails to correlate perfectly with the values of the derivatives they purchased or sold.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 CMB-SK-018-0100

                        THE ADVISORS' INNER CIRCLE FUND

                            CAMBIAR OPPORTUNITY FUND
                       CAMBIAR INTERNATIONAL EQUITY FUND
                             CAMBIAR SMALL CAP FUND
                         CAMBIAR AGGRESSIVE VALUE FUND

                         SUPPLEMENT DATED JUNE 28, 2011
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2010 ("THE SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

THE FOLLOWING CHANGES ARE MADE TO THE SECTION TITLED "DERIVATIVES" STARTING ON PAGE S-8 OF THE SAI:

         1. The following paragraph should be inserted after the paragraph discussing Equity Swaps on page S-14 of the SAI:

                  o  TOTAL  RETURN  SWAPS

                 Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument
                  - which may be a single asset, a pool of assets or an index of assets - during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying reference instrument).

         2. The three paragraphs discussing Contracts for Difference have been removed from page S-15 of the SAI.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 CMB-SK-017-0100